Financial Risk Management - Summary of Rate Structure of Marketable Securities (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	€ 758,741	€ 804,101
Financial assets at amortised cost, class [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial marketable securities	298,180	343,358
Financial assets at amortised cost, class [member] | Floating interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	11,787	17,975
Financial assets at amortised cost, class [member] | Fixed interest rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	205,825	323,176
Financial assets at amortised cost, class [member] | Zero Coupon [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	80,568	2,207
Financial assets at fair value, class [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial marketable securities	295,843	342,731
Financial assets at fair value, class [member] | Floating interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	11,773	17,968
Financial assets at fair value, class [member] | Fixed interest rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	203,543	322,556
Financial assets at fair value, class [member] | Zero Coupon [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	€ 80,527	€ 2,207